PROPERTY AND EQUIPMENT, NET (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Property, Plant, and Equipment [Abstract]
Depreciation expenses	$ 0	$ 17,254